Consolidated Statements of Comprehensive (Loss) Income In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
NET INCOME	$ 33,072	¥ 2,737,000	¥ 2,456,000	¥ 5,307,000
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX (Note 15):
Foreign currency translation adjustments	(35,223)	(2,915,000)	795,000	(8,710,000)
Unrealized (losses) gains on securities	(12,953)	(1,072,000)	3,351,000	(4,978,000)
Pension liability adjustments	(2,646)	(219,000)	1,600,000	(3,897,000)
OTHER COMPREHENSIVE (LOSS) INCOME	(50,822)	(4,206,000)	5,746,000	(17,585,000)
COMPREHENSIVE (LOSS) INCOME	(17,750)	(1,469,000)	8,202,000	(12,278,000)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(568)	(47,000)	49,000	105,000
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WACOAL HOLDINGS CORP.	$ (18,318)	¥ (1,516,000)	¥ 8,251,000	¥ (12,173,000)